Debt (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Aug. 31, 2020	May 31, 2020	Jan. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 29, 2020
Debt (Details) [Line Items]
Interest			4.00%
				$ 900
Convertible notes payable			$ 3,200
Equity financing			$ 15,000				$ 15,000
Divided							50.00%
Additional interest			3.00%			3.00%	3.00%	3.00%
Conversion features amount			$ 2,700			$ 6,000		$ 1,800
Convertible notes payable, description							The Initial 2019 Notes bear interest at 6% per annum and mature two to five years after their respective issuance dates. The Initial 2019 Notes are only prepayable with the consent of the holders. One of the Initial 2019 Notes (totaling $1.8 million) is secured by substantially all of the assets of the Company, subordinate to the first priority, senior secured interest held by a note holder of a convertible note issued in January 2020. The holder of this note has first priority secured interest in these assets.
Equity financing per share price			50.00%				50.00%
Subsequent equity financing			$ 15,000
Equity financing maturity date, description							the maturity date of the December 2019 Note will automatically extend by one year. In such situation, the holder also has the right to extend the maturity date for an additional two years beyond the modified maturity date.
Conversion price							$ 1,400
Debt, description			In connection with the reverse recapitalization discussed in Note 4, immediately prior to the closing of the Business Combination, the convertible notes, plus accrued paid-in-kind interest, totaling $26.8 million were converted into an aggregate of 2,336,235 shares of Legacy Hyliion common stock, which were then exchanged for an aggregate of 3,404,367 shares of the Company’s common stock on the Closing Date (see Note 4). In addition, the Company issued 1,000,000 shares of Legacy Hyliion common stock to a noteholder of the 2018 Note, Initial 2019 Notes, and January 2020 Note, with a grant date fair value of $10.00 per share in accordance with the Commercial Matters Agreement (see Note 15).
Commercial debt			$ 10,000
Loss on extinguishment			$ 10,200			$ (10,170)
Term loan, description	uring August 2020, the Company issued a term loan (the “Term Loan”) with a principal balance totaling $10.1 million that matured on the earlier of (i) December 15, 2020, (ii) the termination of the Business Combination or, (iii) the consummation of the Business Combination as provided in the Business Combination. In connection with the Term Loan, the Company paid $0.5 million of financing costs. The Term Loan bore interest at a rate equal to 6.5% plus the greater of (a) the Federal Funds rate plus 0.5%, (b) LIBOR Rate for a one-month interest period plus 1.0%, and (c) Prime Rate in effect on such day. While outstanding in 2020, the Term Loan bore interest at 8.5% per annum. The Term Loan plus accrued interest was repaid in full in October 2020.
Payroll protection program loan, description		During May 2020, the Company received loan proceeds in the amount of $0.9 million under the Payroll Protection Program (the “PPP”). The PPP was established as part of Coronavirus Aid, Relief, and Economic Security Act and provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the business, subject to certain limitations. The loans and accrued interest are forgivable after eight weeks so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and so long as the borrower maintains its pre-funding employment and wage levels. Although the Company used the PPP loan proceeds for purposes consistent with the provisions of the PPP and that such usage met the criteria established for forgiveness of the loan, the Company intends to repay the PPP loan plus accrued interest. The PPP loan matures in May 2022.
Convertible Debt [Member]
Debt (Details) [Line Items]
Cash proceeds from debt				$ 3,200
Interest				6.00%
Debt term				5 years
Optional conversion, equity financing (at least)				$ 15,000
Conversion price, discount from equity financing share price				50.00%
Optional conversion,subsequent equity financing (at least)				$ 15,000
Optional conversion, change in control, conversion price, purchase price multiplier				50.00%
Optional conversion, minimum amount of new commercial debt				$ 10,000
Event of default, additional interest rate				3.00%
Event of default, interest rate				9.00%
Debt term optional extension				5 years
Interest rate if not converted				4.00%
Fair value of conversion features				$ 2,700
2018 Note [Member]
Debt (Details) [Line Items]
Interest								6.00%
Convertible notes payable								$ 5,000
Equity financing								$ 5,000
Divided								65.00%
Additional interest								9.00%
2019 Note [Member]
Debt (Details) [Line Items]
Interest						4.00%	6.00%
Convertible notes payable									$ 13,600
Equity financing						$ 15,000	$ 35,000
Divided						75.00%
Additional interest						9.00%	9.00%
Debt total						$ 1,800
Equity financing per share price							50.00%
Subsequent equity financing							$ 35,000
December 2019 Note [Member]
Debt (Details) [Line Items]
Convertible notes payable							$ 3,200
January 2020 Note [Member]
Debt (Details) [Line Items]
Additional interest			9.00%
Debt, description			The January 2020 Note bears interest at 6% per annum and matures in January 2025 (five years subsequent to its issuance date).